INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

5. INVENTORIES

	At December 31,
	2010	2011
Raw materials	$81,253,788	$61,109,992
Work-in-process	69,820,115	41,789,430
Finished goods	19,524,890	51,282,191
Total inventories	$170,598,793	$154,181,613

In 2009, 2010 and 2011, inventory was written down by $71,252,806, $1,165,610 and $48,992,463, respectively, to reflect the lower of cost or market.

The Company recorded $nil, $nil and $3.9 million provision for purchase commitments during the years ended December 31, 2009, 2010 and 2011, respectively, in cost of revenues.  The accrued provision is recorded in other current liabilities and amounted to $nil and $3,940,000 as of December 31, 2010 and 2011, respectively.